UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________________to ______________________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002076468 (SFI Residential Funding 3 Depositor LLC)

BRAVO Residential Funding Trust 2025-NQM7
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________________

Central Index Key Number of underwriter (if applicable): ______________________

Michael Chiao, Authorized Person, 949-720-6974
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10 for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Reports – Exceptions and Grades Report

Schedule 3— Lease Securitization Reports – Exceptions Grades Report

Schedule 4— Lease Securitization Reports – Valuation Report

Schedule 5— Lease Securitization Reports – Data Compare Report

Schedule 6— Credit Compare Securitization Reports – Exceptions and Grades Report

Schedule 7— Credit Compare Securitization Reports – Exceptions Grades Report

Schedule 8— Credit Compare Securitization Reports – Valuation Report

Schedule 9— Credit Compare Securitization Reports – Data Compare Report

99.2     Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract Report

Schedule 3— Business Purpose Supplement Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.3   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— DSCR Business Purpose Supplement

Schedule 6— Non-ATR QM

Schedule 7— Rating Agency ATR QM

Schedule 8— Valuations Summary

Schedule 9— Waived Conditions Report

Schedule 10— Loan Level Tape Compare

Schedule 11— Standard Upload

99.4     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Report

Schedule 4— Rating Agency Grades Summary Report

Schedule 5— Valuations Report

Schedule 6— Data Compare Report

99.5   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM ATR Data

Schedule 7— Business Purpose Data

99.6   Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Summary Report

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Multi-Property Valuation Report

Schedule 6— MLS Report

Schedule 7— Supplemental Data Extract Report

Schedule 8— Multi-Property Extract Report

Schedule 9— Business Purpose Supplemental Extract Report

Schedule 10— Data Compare Report

99.7   Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Data

Schedule 6— Business Purpose Supplement

Schedule 7— Data Compare Report

99.8   Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— DD Standard – DI Report

Schedule 4— Rating Agency Report

Schedule 5— Valuation Securitization Report

Schedule 6—NonQM Supplemental Report

Schedule 7— Additional Data – NonQM Supplemental Report

Schedule 8— Findings Report

99.9   Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1— Narrative

Schedule 2— Review Summary

Schedule 3— Exception Report

Schedule 4— Rating Agency Grades

Schedule 5— Final Tape Compare

Schedule 6— Supplemental Data

Schedule 7— QM ATR Report

Schedule 8— Valuation Report

Schedule 9— Business Purpose Supplement

99.10   Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Report

Schedule 3— Loan Level Exceptions

Schedule 4— ATR QM Report

Schedule 5— Valuation Report

Schedule 6— Tape Compare Report

Schedule 7— Business Purpose Supplement

Schedule 8— Exceptions Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 17, 2025

SFI Residential Funding 3 Depositor LLC
(Securitizer)

By:	/s/ Michael Chiao
	Name:	Michael Chiao
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Reports – Exceptions and Grades Report

Schedule 3— Lease Securitization Reports – Exceptions Grades Report

Schedule 4— Lease Securitization Reports – Valuation Report

Schedule 5— Lease Securitization Reports – Data Compare Report

Schedule 6— Credit Compare Securitization Reports – Exceptions and Grades Report

Schedule 7— Credit Compare Securitization Reports – Exceptions Grades Report

Schedule 8— Credit Compare Securitization Reports – Valuation Report

Schedule 9— Credit Compare Securitization Reports – Data Compare Report

99.2     Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract Report

Schedule 3— Business Purpose Supplement Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.3   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— DSCR Business Purpose Supplement

Schedule 6— Non-ATR QM

Schedule 7— Rating Agency ATR QM

Schedule 8— Valuations Summary

Schedule 9— Waived Conditions Report

Schedule 10— Loan Level Tape Compare

Schedule 11— Standard Upload

99.4     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Report

Schedule 4— Rating Agency Grades Summary Report

Schedule 5— Valuations Report

Schedule 6— Data Compare Report

99.5   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM ATR Data

Schedule 7— Business Purpose Data

99.6   Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Summary Report

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Multi-Property Valuation Report

Schedule 6— MLS Report

Schedule 7— Supplemental Data Extract Report

Schedule 8— Multi-Property Extract Report

Schedule 9— Business Purpose Supplemental Extract Report

Schedule 10— Data Compare Report

99.7   Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Data

Schedule 6— Business Purpose Supplement

Schedule 7— Data Compare Report

99.8   Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— DD Standard – DI Report

Schedule 4— Rating Agency Report

Schedule 5— Valuation Securitization Report

Schedule 6— NonQM Supplemental Report

Schedule 7— Additional Data – NonQM Supplemental Report

Schedule 8— Findings Report

99.9   Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1— Narrative

Schedule 2— Review Summary

Schedule 3— Exception Report

Schedule 4— Rating Agency Grades

Schedule 5— Final Tape Compare

Schedule 6— Supplemental Data

Schedule 7— QM ATR Report

Schedule 8— Valuation Report

Schedule 9— Business Purpose Supplement

99.10   Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Report

Schedule 3— Loan Level Exceptions

Schedule 4— ATR QM Report

Schedule 5— Valuation Report

Schedule 6— Tape Compare Report

Schedule 7— Business Purpose Supplement

Schedule 8— Exceptions Report